FINANCING AND FINANCIAL INSTRUMENTS - Net Debt (Details) R in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	$ 3,167	$ 2,785
Long-term debt, net of current portion	9,316	10,143
Cash and cash equivalents including restricted cash	(2,354)	(2,786)
Net debt	10,129	10,142
EUR
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	2,566	1,875
Long-term debt, net of current portion	3,530	4,831
Cash and cash equivalents including restricted cash	(454)	(724)
Net debt	5,642	5,982
USD
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	338	291
Long-term debt, net of current portion	5,405	5,044
Cash and cash equivalents including restricted cash	(1,017)	(1,387)
Net debt	4,726	3,948
CHF
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	0	0
Long-term debt, net of current portion	228	230
Cash and cash equivalents including restricted cash	(2)	(1)
Net debt	226	229
ZAR
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt | R			R 304
Long-term debt, net of current portion | R			4
Cash and cash equivalents including restricted cash | R			(249)
Net debt | R			R 59
INR
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	8
Long-term debt, net of current portion	0
Cash and cash equivalents including restricted cash	(307)
Net debt	(299)
CAD
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	151	191
Long-term debt, net of current portion	69	1
Cash and cash equivalents including restricted cash	(29)	(17)
Net debt	191	175
Other (in USD)
Disclosure of detailed information about financial instruments [line items]
Short-term debt and current portion of long-term debt	104	124
Long-term debt, net of current portion	84	33
Cash and cash equivalents including restricted cash	(545)	(408)
Net debt	$ (357)	$ (251)